Commitments and Contingencies - Guarantee (Details) - Greystone - Guarantee to fund purchase of interest in an investee - USD ($) $ in Thousands	Dec. 22, 2009	Dec. 31, 2016	Dec. 31, 2015
Guarantee
Minimum amount to fund purchase of interest in an investee	$ 1,000
Amount of guarantees		$ 42	$ 57